Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Disclosure of commitments and future payments
In addition to commitments disclosed elsewhere in the financial statements, the Corporation has other contractual commitments, either directly or through its interests in joint operations. Approximate future payments under these agreements are as follows:

	2019	2020	2021	2022	2023	2024 and thereafter	Total
Natural gas, transportation and other purchase contracts	28	15	13	11	12	157	236
Transmission	9	10	6	4	3	—	32
Coal supply and mining agreements	158	160	27	24	24	95	488
Long-term service agreements	64	86	32	17	8	34	241
Non-cancellable operating leases	8	8	8	7	4	45	80
Growth	324	79	144	—	—	—	547
TransAlta Energy Transition Bill	6	7	6	6	6	—	31
Total	597	365	236	69	57	331	1,655